FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-6239


                          Tax-Free Fund For Utah
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: June 30, 2008

                  Date of reporting period: March 31, 2009


Item 1. Schedule of Investments.


                             TAX-FREE FUND FOR UTAH
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2009
                                   (unaudited)
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                                                                                          Rating
Principal                                                                                 Moody's/
 Amount       General Obligation Bonds (13.3%)                                             S&P          Value (a)

------------- ---------------------------------------------------------------------- ----------------- ----------

              City, County and State (7.9%)
              ----------------------------------------------------------------------

              Alamo, Texas Community College District
$    595,000  4.375%, 02/15/25 National-re Insured                                        Aa2/AA       $   582,636

              Anderson, Indiana San District
     505,000  4.600%, 07/15/23 AMBAC Insured                                               A3/A            505,202

              Cedar City, Utah Special Improvement District Assessment
     235,000  5.050%, 09/01/10                                                            NR/NR*           227,560
     215,000  5.200%, 09/01/11                                                            NR/NR*           203,360

              Cedar Park, Texas
     835,000  4.500%, 02/15/22 National-re Insured                                        A1/AA            839,309

              Coral Canyon, Utah Special Service District
     140,000  4.850%, 07/15/17                                                            NR/NR*           104,674
     580,000  5.700%, 07/15/18                                                            NR/NR*           448,015

              Dawson County, Texas Hospital District
     555,000  4.375%, 02/15/24 AMBAC Insured                                              Baa1/A           522,155

              Denton County, Texas
     700,000  4.500%, 07/15/24 National-re Insured                                       Aa1/AA+           709,135
     400,000  4.500%, 07/15/25 National-re Insured                                       Aa1/AA+           400,844
   1,500,000  4.250%, 07/15/27 National-re Insured                                       Aa1/AA+         1,415,955

              Harris County, Texas Unlimited Tax
     300,000  4.500%, 10/01/23                                                           Aa1/AAA           300,609

              Harris County, Texas Utility District  #268
     905,000  4.375%, 09/01/27 Radian Insured                                            A3/BBB+           733,059

              Hurricane, Utah
      65,000  5.400%, 11/01/09 Radian Insured                                              A3/A             66,403

              King County, Washington Unlimited Tax
   1,000,000  4.500%, 12/01/25 FSA Insured                                               Aaa/AAA           991,840

              Laredo, Texas
     300,000  4.250%, 08/15/21 AMBAC Insured                                              Aa3/AA           303,831
     500,000  4.500%, 02/15/24 AMBAC Insured                                              Aa3/AA           502,280

              McKinney, Texas
   1,700,000  4.500%, 08/15/23 Syncora Guarantee Inc. Insured                            Aa2/AA+         1,728,152
   1,375,000  5.000%, 08/15/24 AMBAC Insured                                             Aa2/AA+         1,443,310
     695,000  4.375%, 08/15/25 National-re Insured                                       Aa2/AA+           688,154

              Mesquite, Texas
     510,000  4.625%, 02/15/22 FSA Insured                                               Aaa/AAA           528,391

              San Antonio, Texas
     125,000  4.750%, 02/01/24 FSA Insured                                               Aaa/AAA           127,356

              San Patricio County, Texas
     450,000  4.600%, 04/01/25 AMBAC Insured                                              Aa3/NR           452,403

              Texas State
     415,000  4.500%, 08/01/22                                                            Aa1/AA           429,255

              Waco, Texas
   2,560,000  4.500%, 02/01/24 National-re Insured                                        Aa3/AA         2,557,107

              Washington County, Utah
   1,250,000  5.000%, 10/01/22 National-re Insured                                        A1/NR          1,283,000

              Williamson County, Texas
     460,000  4.500%, 02/15/26 FSA Insured                                               Aaa/AAA           454,089

                                                                                                      -------------
              Total City, County and State                                                              18,548,084
                                                                                                      -------------

              School District (5.4%)
              ----------------------------------------------------------------------

              Borger, Texas Independent School District
     400,000  4.500%, 02/15/24                                                            NR/AAA           405,644
     500,000  4.500%, 02/15/25                                                            NR/AAA           501,150

              Clint, Texas Independent School District
     265,000  4.250%, 02/15/28                                                            NR/AAA           244,296

              Freemont County, Wyoming School District #14
     355,000  4.500%, 06/15/26                                                            NR/BBB           353,296

              Frisco, Texas Independent School District
   1,260,000  5.000%, 07/15/26                                                            Aaa/NR         1,294,612

              Galena Park, Texas Independent School District
     295,000  4.625%, 08/15/25                                                            Aaa/NR           298,012

              Harrisburg, South Dakota Independent School District  No. 41-2
   1,370,000  4.500%, 01/15/24 FSA Insured                                                Aa3/NR         1,349,560

              La Feria, Texas Independent School District
     210,000  4.400%, 02/15/24                                                            Aaa/NR           210,962

              Lindale, Texas Independent School District
     440,000  4.250%, 02/15/21                                                            NR/AAA           449,843
   1,000,000  4.250%, 02/15/22                                                            NR/AAA         1,013,960
     445,000  4.375%, 02/15/23                                                            NR/AAA           451,306

              Lovejoy, Texas Independent School District
     200,000  4.500%, 02/15/24                                                           Aaa/AAA           202,272

              Navasota, Texas Independent School District
     475,000  5.000%, 08/15/23 National-re FGIC Insured                                   A3/NR            486,186

              Prosper, Texas Independent School District
     395,000  4.125%, 08/15/21                                                            NR/AAA           401,739

              Spring, Texas Independent School District
     300,000  4.750%, 08/15/23                                                           Aaa/AAA           307,710

              Uintah County, Utah School District
     455,000  4.250%, 02/01/24                                                            Aaa/NR           455,546

              Van, Texas Independent School District
     750,000  4.875%, 02/15/26                                                           Aaa/AAA           770,423

              Washington County, Utah
     440,000  5.000%, 10/01/18 Syncora Guarantee Inc. Insured                             A1/NR            465,511
     465,000  5.000%, 10/01/19 Syncora Guarantee Inc. Insured                             A1/NR            487,497
     490,000  5.000%, 10/01/20 Syncora Guarantee Inc. Insured                             A1/NR            511,496
     510,000  5.000%, 10/01/21 Syncora Guarantee Inc. Insured                             A1/NR            530,339
     535,000  5.000%, 10/01/22 Syncora Guarantee Inc. Insured                             A1/NR            551,039
     565,000  5.000%, 10/01/23 Syncora Guarantee Inc. Insured                             A1/NR            576,684
     320,000  5.000%, 10/01/24 Syncora Guarantee Inc. Insured                             A1/NR            324,909

              Washoe County, Nevada School District
     200,000  4.625%, 06/01/23 National-re FGIC Insured                                   Aa3/AA           201,910

                                                                                                      -------------
              Total School District                                                                     12,845,902
                                                                                                      -------------

              Total General Obligation Bonds                                                            31,393,986
                                                                                                      -------------

              Revenue Bonds (85.5%)
              ----------------------------------------------------------------------

              Airport (1.6%)
              ----------------------------------------------------------------------

              Clark County, Nevada Passenger Facility Charge
     255,000  4.750%, 07/01/22 National-re Insured AMT                                    Aa3/AA           251,532

              Hillsborough County, Florida Aviation Authority
   2,185,000  5.250%, 10/01/23 National-re Insured AMT                                    Aa3/AA         2,051,955

              Miami-Dade County, Florida Aviation Revenue
   1,700,000  5.000%, 10/01/28 Series C National-re Insured AMT                           A2/AA          1,387,795

                                                                                                      -------------
              Total Airport                                                                              3,691,282
                                                                                                      -------------

              Education (32.5%)
              ----------------------------------------------------------------------

              Broward County, Florida School Board COP
   1,780,000  4.500%, 07/01/23 Series A National-re FGIC Insured                          A1/AA          1,620,441

              Carmel, Indiana 2002 School Building Corp.
   1,235,000  4.300%, 01/15/23 FSA Insured                                               Aa3/AAA         1,204,804

              Central Washington State University System Revenue
   1,265,000  4.375%, 05/01/26  FSA Insured                                               Aa3/NR         1,205,608

              Florida State Board of Education Public Education
     210,000  4.500%, 06/01/25 FSA Insured                                               Aa1/AAA           202,503

              Hillsborough County, Florida School Board COP
     560,000  4.250%, 07/01/26 National-re Insured                                        Aa3/AA           477,204

              Laredo, Texas Independent School District Public Facility Corp.
     190,000  5.000%, 08/01/24 AMBAC Insured                                              Aa3/AA           193,285

              La Vernia, Texas  Higher Education Finance Corp.
   3,596,000  6.500%, 03/12/38                                                            NR/NR*         2,733,607

              Nevada System Higher Education COP
   1,000,000  5.000%, 07/01/25 AMBAC Insured                                             Aa3/AA-         1,024,650

              Salt Lake County, Utah Westminster College Project
     870,000  4.750%, 10/01/21                                                            NR/BBB           693,825
   2,300,000  5.000%, 10/01/22                                                            NR/BBB         1,781,212
   1,250,000  5.000%, 10/01/25                                                            NR/BBB           926,413
   2,025,000  5.125%, 10/01/28                                                            NR/BBB         1,459,681

              Spanish Fork City, Utah Charter School Revenue
              American Leadership Academy
     945,000  5.550%, 11/15/26                                                            NR/NR*           641,286

              Texas State College Student Loan Revenue
     100,000  5.000%, 08/01/22 AMT                                                        Aa1/AA            96,503

              Texas State University System Financing Revenue
     655,000  4.375%, 03/15/23 FSA Insured                                               Aaa/AAA           652,616

              Tyler, Texas Independent School District
     325,000  5.000%, 02/15/26 FSA Insured                                               Aaa/AAA           334,799

              University of Nevada (University Revenues)
     190,000  4.500%, 07/01/24 National-re Insured                                        Aa3/AA           190,958

              University of Utah COP
   3,170,000  4.350%, 12/01/26 AMBAC Insured                                              Aa3/AA         3,063,551

              Utah County, Utah Charter School Revenue Lakeview Academy
     315,000  5.350%, 07/15/17 Series A                                                   NR/NR*           264,427

              Utah County, Utah Charter School Revenue Lincoln Academy
                                                                                                                 -
     450,000  5.450%, 06/15/17 Series A                                                   NR/NR*           382,379

              Utah County, Utah Charter School Revenue Renaissance Academy
     340,000  5.350%, 07/15/17 Series A                                                   NR/NR*           278,593

              Utah County, Utah School Facility
   1,320,000  6.500%, 12/21/25                                                            NR/NR*         1,024,082

              Utah State Board of Regents Auxiliary & Campus Facility
   1,000,000  4.125%, 04/01/20 National-re Insured                                        Aa2/AA         1,002,370

              Utah State Board of Regents Lease Revenue
     410,000  4.500%, 05/01/20  AMBAC Insured                                             Aa3/AA           424,305
     425,000  4.500%, 05/01/21  AMBAC Insured                                             Aa3/AA           437,444
     450,000  4.625%, 05/01/22  AMBAC Insured                                             Aa3/AA           461,592
     120,000  4.650%, 05/01/23  AMBAC Insured                                             Aa3/AA           122,023

              Utah State Board of Regents Office Facility Revenue
     450,000  5.050%, 02/01/20 National-re Insured                                        A2/AA            462,852
     360,000  5.125%, 02/01/22 National-re Insured                                        A2/AA            369,252
   1,045,000  5.000%, 04/01/23 National-re Insured                                        Aa3/AA         1,083,853

              Utah State Charter School Finance Authority American Prep Academy
   6,900,000  8.000%, 03/15/39                                                            NR/NR*         6,903,312

              Utah State Charter School Finance Authority Channing Hall Academy
   1,700,000  5.750%, 07/15/22 Series A                                                   NR/NR*         1,235,492

              Utah State Charter School Finance Authority Da Vinci Academy
   6,950,000  8.000%, 03/15/39                                                            NR/NR*         6,952,502

              Utah State Charter School Finance Authority Entheos Academy
   5,930,000  6.750%, 08/15/38                                                            NR/NR*         4,534,078

              Utah State Charter School Finance Authority Fast Forward Academy
   3,108,800  6.500%, 11/15/37 144A                                                       NR/NR*         2,237,124

              Utah State Charter School Finance Authority G. Washington Academy
   1,000,000  6.750%, 07/15/28                                                            NR/NR*           800,980

              Utah State Charter School Finance Authority Legacy Prep Academy
   5,780,000  6.750%, 06/15/38                                                            NR/NR*         5,786,416
   7,800,000  7.250%, 06/15/39                                                            NR/NR*         7,777,302

              Utah State Charter School Finance Authority Noah Webster Academy
   3,155,000  6.250%, 06/15/28                                                            NR/NR*         2,375,242
   1,000,000  6.500%, 06/15/38                                                            NR/NR*           727,570

              Utah State Charter School Finance Authority Rockwell Charter School
   1,000,000  6.750%, 08/15/28                                                            NR/NR*           799,920

              Utah State Charter School Finance Authority Ronald
              Wilson Reagan Academy
   1,250,000  5.750%, 02/15/22 Series A                                                   NR/NR*           987,325

              Utah State Charter School Finance Authority Summit Academy
   1,500,000  5.125%, 06/15/17                                                           NR/BBB-         1,263,315

              Utah State Charter School Finance Authority Venture Academy
   7,305,000  7.250%, 11/15/38                                                            NR/NR*         6,794,965

              Washington State University Revenue
     735,000  4.600%, 10/01/29 FSA Insured                                               Aaa/AAA           711,304

              Weber State University, Utah Student Facilities System
   1,825,000  4.400%, 04/01/27 FSA Insured                                                NR/AAA         1,765,450

                                                                                                      -------------
              Total Education                                                                           76,468,415
                                                                                                      -------------

              Healthcare (0.7%)
              ----------------------------------------------------------------------

              Harris County, Texas Health Facility Development Corp.
     145,000  5.000%, 11/15/28 AMBAC Insured                                             Baa1/AAA          117,346

              Reno, Nevada  Hospital Revenue, Washoe Medical Center
     725,000  5.000%, 06/01/23 FSA Insured                                               Aaa/AAA           665,797
     680,000  5.000%, 06/01/23 FSA Insured                                               Aaa/AAA           624,471

              Richmond, Indiana Hospital Revenue
     250,000  5.000%, 01/01/19                                                            NR/AA-           244,700

                                                                                                      -------------
              Total Healthcare                                                                           1,652,314
                                                                                                      -------------

              Housing (12.3%)
              ----------------------------------------------------------------------

              Alaska Housing Finance Corp. Housing Revenue
   1,000,000  4.700%, 06/01/27 AMT                                                        Aa2/AA           931,020
   1,000,000  5.250%, 12/01/28 AMT                                                        Aa2/AA           927,680

              Alaska State Local Housing Authority
     500,000  5.125%, 06/01/27 Series A2 AMT                                             Aaa/AAA           463,035

              Florida Housing Finance Corp.
     730,000  5.000%, 07/01/21 AMT                                                       Aa1/AA+           711,677
     500,000  6.000%, 07/01/28                                                           Aa1/AA+           515,140

              Henderson, Nevada Local Improvement District
     150,000  5.000%, 09/01/15                                                            NR/NR*            67,937
     200,000  5.000%, 09/01/16                                                            NR/NR*            90,408
     200,000  5.050%, 09/01/17                                                            NR/NR*            90,268
     200,000  5.100%, 09/01/18                                                            NR/NR*            90,156

              Indiana State Housing Finance Authority Single Family
     245,000  4.850%, 07/01/22 AMT                                                        Aaa/NR           237,530

              Indianapolis, Indiana Multi-Family
     470,000  4.850%, 01/01/21 AMT                                                        Aaa/NR           460,896

              Miami-Dade County, Florida Housing Finance Authority
     535,000  5.000%, 11/01/23 FSA Insured AMT                                            NR/AAA           505,794

              Nevada Housing Multi-Family, LOC: US Bank
   1,000,000  4.750%, 04/01/39 AMT                                                        NR/AA+           856,730

              North Dakota Housing Authority Home Mortgage Revenue
   2,000,000  5.400%, 07/01/23 AMT                                                        Aa1/NR         1,988,040
   1,000,000  5.650%, 07/01/28 AMT                                                        Aa1/NR           982,640
     950,000  5.400%, 07/01/28                                                            Aa1/NR           958,484

              Orange County, Florida Housing Finance Authority
     115,000  5.150%, 03/01/22                                                            Aaa/NR           113,568

              Seattle, Washington Housing Authority
     730,000  4.400%, 11/01/21 AMT                                                        NR/AAA           647,379

              Snohomish County, Washington Housing Authority
     150,000  4.750%, 09/01/10 AMT                                                        NR/NR*           145,608
     185,000  4.875%, 09/01/12 AMT                                                        NR/NR*           171,340
     225,000  5.000%, 09/01/13 AMT                                                        NR/NR*           203,715
     185,000  5.000%, 09/01/14 AMT                                                        NR/NR*           163,144
     145,000  5.100%, 09/01/15 AMT                                                        NR/NR*           125,134

              South Dakota Housing Development Authority
   1,250,000  4.900%, 05/01/26 AMT                                                       Aa1/AAA         1,140,938
     500,000  6.000%, 05/01/28                                                           Aa1/AAA           517,650

              Texas State Housing Revenue
     495,000  4.800%, 09/01/27 AMT                                                       Aa1/AAA           437,427
   1,000,000  5.250%, 09/01/32 AMT                                                       Aa1/AAA           950,850

              Utah Housing Corporation Single Family Mortgage
      25,000  5.250%, 07/01/23 AMT                                                        Aa2/AA            24,483
     195,000  4.875%, 07/01/23 AMT                                                       Aa3/AA-           181,613
   1,275,000  5.125%, 07/01/24 AMT                                                       Aa3/AA-         1,212,665
   1,015,000  5.000%, 07/01/25 AMT                                                       Aa3/AA-           955,298
     605,000  5.100%, 01/01/26 AMT                                                       Aa3/AA-           567,805
     120,000  5.650%, 07/01/27 AMT                                                        Aa2/AA           119,314
     610,000  5.200%, 01/01/28 AMT                                                       Aa3/AA-           573,729
   2,305,000  5.800%, 07/01/28 AMT                                                       Aa3/AA-         2,306,176
   1,000,000  5.700%, 07/01/28 AMT                                                       Aa3/AA-           989,540
     995,000  5.500%, 07/01/28  AMT                                                      Aa3/AA-           961,677
     675,000  4.700%, 07/01/28 AMT                                                       Aa3/AA-           597,139
   1,310,000  6.100%, 01/01/29 AMT                                                       Aa3/AA-         1,329,205
     805,000  5.000%, 07/01/31 AMT                                                        Aa2/AA           702,419
     495,000  5.000%, 01/01/32 AMT                                                        Aa2/AA           425,453

              Utah State Housing Finance Agency
     125,000  5.700%, 07/01/15 AMT                                                       Aa3/AA-           124,354
      40,000  5.650%, 07/01/16 Series 1994C                                              Aaa/AAA            40,061
      30,000  5.400%, 07/01/16 AMT                                                        Aa2/AA            29,220
      15,000  6.000%, 07/01/17 AMT                                                       Aaa/AAA            15,036
     560,000  5.500%, 07/01/18 AMT                                                       Aa3/AA-           567,739
      35,000  5.300%, 07/01/18 AMT                                                       Aaa/AAA            35,237
      60,000  5.000%, 07/01/18 AMT                                                       Aaa/AAA            59,864
      75,000  5.400%, 07/01/20 AMT                                                        Aa2/AA            75,430
     140,000  5.600%, 07/01/23 AMT                                                        Aa2/AA           140,480
      35,000  5.700%, 07/01/26 National-re Insured                                        A2/AA             35,023

              Wyoming Community Development Authority Housing Revenue
   2,000,000  5.000%, 12/01/22 Series 10 AMT                                             Aa1/AA+         1,942,060
     120,000  5.000%, 12/01/22                                                           Aa1/AA+           121,404
     415,000  5.150%, 06/01/23 AMT                                                       Aa1/AA+           402,396

                                                                                                      -------------
              Total Housing                                                                             29,029,008
                                                                                                      -------------

              Industrial Development & Pollution Control (0.5%)
              ----------------------------------------------------------------------

              Sandy City, Utah Industrial Development, H Shirley Wright Project,
              Refunding Bonds, LOC Olympus Bank
     250,000  6.125%, 08/01/16                                                            NR/AAA           249,188

              Utah County Environmental Improvement Revenue
   1,025,000  5.050%, 11/01/17                                                          Baa1/BBB+        1,023,975

                                                                                                      -------------
              Total Industrial Development & Pollution Control                                           1,273,163
                                                                                                      -------------

              Lease (13.2%)
              ----------------------------------------------------------------------

              Celebration Community Development District, Florida
     290,000  5.000%, 05/01/22 National-re Insured                                       Baa1/AA           236,080

              Clark County, Nevada Improvement District Revenue
     715,000  5.125%, 12/01/19                                                            NR/NR*           514,171

              Clark County, Nevada Improvement District Special Local
                Improvement #128 (Summerlin)
     500,000  5.000%, 02/01/21 Series A                                                   NR/NR*           303,820

              Davis County, Utah  Lease Revenue DMV Project
      78,000  5.400%, 11/01/17                                                            NR/NR*            64,644
      83,000  5.450%, 11/01/18                                                            NR/NR*            67,288
      87,000  5.500%, 11/01/19                                                            NR/NR*            69,172
      92,000  5.550%, 11/01/20                                                            NR/NR*            71,958
      97,000  5.600%, 11/01/21                                                            NR/NR*            74,456
     103,000  5.650%, 11/01/22                                                            NR/NR*            77,241
     108,000  5.700%, 11/01/23                                                            NR/NR*            79,505
     115,000  5.700%, 11/01/24                                                            NR/NR*            83,144
     121,000  5.750%, 11/01/25                                                            NR/NR*            85,511
     128,000  5.750%, 11/01/26                                                            NR/NR*            88,762

              Marion County, Indiana Convention & Recreational
              Facilities Authority
     390,000  5.000%, 06/01/27 National-re Insured                                        A2/AA            349,058

              Middle Village, Florida Community Development District
              Special Assessment Revenue
   1,170,000  6.750%, 05/01/25                                                            NR/NR*           859,190

              New Albany, Indiana Development Authority
     500,000  4.250%, 02/01/22                                                            NR/A-            473,905

              Poinciana West, Florida Community Development District
              Special Assessment Revenue
   1,000,000  5.875%, 05/01/22                                                            NR/NR*           745,650

              Port Saint Lucie, Florida Special Assessment Revenue
              Southwest Annexation District 1-B
     500,000  5.000%, 07/01/27 National-re Insured                                        A2/AA            458,870

              Red River, Texas Higher Education TCU Project
   1,000,000  4.375%, 03/15/25                                                            Aa3/NR           927,890

              Salt Lake Valley, Utah Fire Service District Lease Revenue
     610,000  5.200%, 04/01/28                                                            Aa3/NR           612,605
   1,000,000  5.250%, 04/01/30                                                            Aa3/NR           993,710

              South Dakota State Building Authority Revenue
     500,000  4.500%, 06/01/24 National-re FGIC Insured                                  Baa3/AA-          487,100

              Spanish Fork, Utah Charter School
   1,900,000  5.550%, 11/15/21                                                            NR/NR*         1,417,153

              Tolomato Community, Florida Development District Special
              Assessment Revenue
   1,000,000  6.450%, 05/01/23                                                            NR/NR*           722,860

              Twin Creeks, Utah Special Service District BAN
  12,000,000  7.250%, 07/15/10                                                            NR/NR*        11,603,400

              Uintah County, Utah Municipal Building Authority Lease Revenue
   1,500,000  5.300%, 06/01/28                                                            NR/A+          1,471,590

              Utah State Building Ownership Authority
     465,000  5.000%, 05/15/21                                                           Aa1/AA+           487,074
   1,755,000  5.250%, 05/15/23                                                           Aa1/AA+         1,814,477
     510,000  5.000%, 05/15/23                                                           Aa1/AA+           525,356
   1,845,000  5.250%, 05/15/24                                                           Aa1/AA+         1,898,173
   1,080,000  5.000%, 05/15/25                                                           Aa1/AA+         1,091,588

              West Bountiful, Utah Courthouse Revenue
     410,000  5.000%, 05/01/19                                                             NR/A            459,618

              West Valley City, Utah Municipal Building Authority
              Lease Revenue Refunding
   1,890,000  4.375%, 08/01/26 Series A National-re FGIC Insured                         Baa3/A+         1,764,315

                                                                                                      -------------
              Total Lease                                                                               30,979,334
                                                                                                      -------------

              Tax Revenue (11.7%)
              ----------------------------------------------------------------------

              Aqua Isles, Florida Community Development District Revenue
     955,000  7.000%, 05/01/38                                                            NR/NR*           670,582

              Bay County, Florida Sales Tax Revenue
     175,000  4.750%, 09/01/23 FSA Insured                                                Aa3/NR           164,705

              Bountiful, Utah Special Improvement District Special
              Assessment Revenue
     203,000  5.000%, 06/01/14                                                            NR/NR*           173,102
     213,000  5.150%, 06/01/15                                                            NR/NR*           177,580
     224,000  5.300%, 06/01/16                                                            NR/NR*           182,242
     236,000  5.500%, 06/01/17                                                            NR/NR*           188,699
     249,000  5.650%, 06/01/18                                                            NR/NR*           196,999

              Clark County, Nevada Improvement District
     250,000  5.000%, 08/01/16                                                            NR/NR*           163,975

              Coral Canyon, Utah Special Service District
     110,000  5.000%, 07/15/13                                                            NR/NR*           100,856
     250,000  5.500%, 07/15/18                                                            NR/NR*           190,065

              Henderson, Nevada Local  Improvement District
     100,000  4.500%, 09/01/12                                                            NR/NR*            87,342
     300,000  5.000%, 09/01/14                                                            NR/NR*           245,748
     295,000  5.000%, 09/01/15                                                            NR/NR*           233,398
     235,000  5.000%, 03/01/16                                                            NR/NR*           183,789

              Holladay, Utah  Redevelopment Agency
   2,877,500  4.900%, 12/30/20                                                            NR/NR*         2,177,117

              Jordanelle, Utah Special Service District
     186,000  5.000%, 11/15/14                                                            NR/NR*           159,692
     196,000  5.100%, 11/15/15                                                            NR/NR*           164,801
     206,000  5.200%, 11/15/16                                                            NR/NR*           169,031
     216,000  5.300%, 11/15/17                                                            NR/NR*           173,329
     228,000  5.400%, 11/15/18                                                            NR/NR*           180,635
     240,000  5.500%, 11/15/19                                                            NR/NR*           186,463
     253,000  5.600%, 11/15/20                                                            NR/NR*           193,125
     268,000  5.700%, 11/15/21                                                            NR/NR*           200,418
     283,000  5.800%, 11/15/22                                                            NR/NR*           207,699
     299,000  6.000%, 11/15/23                                                            NR/NR*           217,361

              Jordanelle, Utah Special Service Improvement District
     175,000  8.000%, 10/01/11                                                            NR/NR*           175,196

              La Verkin, Utah Sales and Franchise Tax Revenue
     571,000  5.100%, 07/15/27                                                            NR/NR*           432,515

              Lehi, Utah Sales Tax
     790,000  5.000%, 06/01/24 FSA Insured                                               Aaa/AAA           817,152

              Mesquite, Nevada New Special Improvement District
     240,000  5.300%, 08/01/11                                                            NR/NR*           223,721
     175,000  4.600%, 08/01/11                                                            NR/NR*           160,048
     185,000  4.750%, 08/01/12                                                            NR/NR*           163,131
     220,000  4.900%, 08/01/13                                                            NR/NR*           187,658
     135,000  5.250%, 08/01/17                                                            NR/NR*           101,955
     300,000  5.350%, 08/01/19                                                            NR/NR*           214,755
     130,000  5.400%, 08/01/20                                                            NR/NR*            91,082
     475,000  5.500%, 08/01/25                                                            NR/NR*           303,525

              Mountain Regional Water District, Utah Special Assessment
   1,320,000  7.000%, 12/01/18                                                            NR/NR*         1,014,618

              Mountain Regional Water, Utah Special Service District
   2,000,000  5.000%, 12/15/20 National-re Insured                                        A2/AA          1,931,700

              North Ogden, Utah Sales Tax Revenue
     195,000  5.000%, 11/01/24 Syncora Guarantee Inc. Insured                             A3/A+            205,754

              Payson City, Utah Sales Tax Revenue
     445,000  5.000%, 08/01/21 FSA Insured                                               Aaa/AAA           475,331

              Pembroke Harbor, Florida Community Development District Revenue
   1,820,000  7.000%, 05/01/38                                                            NR/NR*         1,277,968

              Salt Lake City, Utah Sales Tax
     955,000  5.000%, 02/01/21                                                            NR/AAA         1,018,469
   1,005,000  5.000%, 02/01/22                                                            NR/AAA         1,063,149
   1,060,000  5.000%, 02/01/23                                                            NR/AAA         1,111,749
   1,115,000  5.000%, 02/01/24                                                            NR/AAA         1,160,035

              Sandy City, Utah Sales Tax
     605,000  5.000%, 09/15/20 AMBAC Insured                                             Aa3/AA+           627,857

              South Weber City, Utah
     525,000  5.000%, 01/15/24 National-re Insured                                        Aaa/AA           550,184

              Springville, Utah Special Assessment Revenue
     400,000  5.500%, 01/15/17                                                            NR/NR*           321,052
     457,000  5.650%, 01/15/18                                                            NR/NR*           361,085
     483,000  5.800%, 01/15/19                                                            NR/NR*           373,509
     510,000  5.900%, 01/15/20                                                            NR/NR*           387,406
     540,000  6.000%, 01/15/21                                                            NR/NR*           401,701

              Wasatch County, Utah Building Authority
     130,000  5.000%, 10/01/15                                                            A3/NR            138,044
     135,000  5.000%, 10/01/16                                                            A3/NR            142,205

              Wasatch County, Utah Sales Tax
     205,000  5.000%, 12/01/16 AMBAC Insured                                              Aa3/AA           218,520
     210,000  5.000%, 12/01/17 AMBAC Insured                                              Aa3/AA           222,430
     225,000  5.000%, 12/01/18 AMBAC Insured                                              Aa3/AA           236,257

              Washington City, Utah Sales Tax
     680,000  5.250%, 11/15/17 AMBAC Insured                                              Aa3/AA           738,752

              Weber County, Utah Sales Tax
     385,000  5.000%, 07/01/23 AMBAC Insured                                              Aa3/NR           393,532

              West Valley City, Utah Redevelopment Agency
   1,625,000  5.000%, 03/01/21                                                            NR/A-          1,666,698
     320,000  5.000%, 03/01/22                                                            NR/A-            325,552
     350,000  5.000%, 03/01/23                                                            NR/A-            353,014
   1,000,000  5.000%, 03/01/24                                                            NR/A-          1,000,460

                                                                                                      -------------
              Total Tax Revenue                                                                         27,576,522
                                                                                                      -------------

              Transportation (1.6%)
              ----------------------------------------------------------------------

              Alaska State International Airport Revenue
     175,000  5.000%, 10/01/24 AMBAC Insured AMT                                          Aa3/A+           155,010

              Florida State Turnpike Authority Turnpike Revenue
     500,000  4.500%, 07/01/22 National-re Insured                                        Aa2/AA           499,475

              Miami-Dade County, Florida Aviation Revenue
     600,000  5.000%, 10/01/24 National-re FGIC Insured AMT                               A2/A-            525,954

              Port of Seattle, Washington Revenue
   1,095,000  5.100%, 04/01/24 AMT National-re FGIC Insured                              Aa2/AA-         1,028,304

              Utah Transit Authority Sales Tax & Transportation Revenue
   1,450,000  4.125%, 06/15/22 FSA Insured                                               Aaa/AAA         1,447,738

                                                                                                      -------------
              Total Transportation                                                                       3,656,481
                                                                                                      -------------

              Utility (6.9%)
              ----------------------------------------------------------------------

              Alaska Industrial Development & Export Authority
     400,000  4.625%, 12/01/16 AMBAC Insured AMT                                          Baa1/A           332,624

              Cowlitz County, Washington Public Utility District
              Electric Revenue
   1,000,000  4.500%, 09/01/26 National-re Insured                                        A3/AA            923,960

              Eagle Mountain, Utah Gas & Electric
   1,385,000  4.250%, 06/01/20 Radian Insured                                            A3/BBB+         1,155,824
   1,440,000  5.000%, 06/01/21 Radian Insured                                            A3/BBB+         1,281,370
   1,515,000  5.000%, 06/01/22 Radian Insured                                            A3/BBB+         1,330,564

              Garland, Texas Water & Sewer
     440,000  4.500%, 03/01/21 AMBAC Insured                                             Baa1/AA           446,376

              Indianapolis, Indiana Gas Utility
     460,000  5.000%, 08/15/24 AMBAC Insured                                              Aa3/AA           460,129

              Intermountain Power Agency Utilities Light & Power Service, Utah
     250,000  5.250%, 07/01/23                                                             A1/A            248,000

              JEA, Florida Electric System Revenue
     500,000  5.000%, 10/01/26                                                            Aa3/A+           487,480

              Manti City, Utah Electric System Revenue
     603,000  5.750%, 02/01/17                                                            NR/NR*           531,508

              Murray City, Utah Utility Electric Revenue
   1,340,000  5.000%, 06/01/25 AMBAC Insured                                              Aa3/NR         1,389,835

              Orem, Utah Water & Storm Sewer Revenue
   1,000,000  5.000%, 07/15/26                                                            NR/AA          1,033,700

              Pleasant Grove City, Utah Water Revenue
     760,000  4.625%, 12/01/23 FSA Insured                                               Aaa/AAA           782,352

              Rockport, Indiana Pollution Control Revenue Indiana Michigan
              Power Company Project
   1,500,000  4.625%, 06/01/25 Series A FGIC Insured                                      A3/BBB         1,170,210

              Salem, Utah Electric Revenue
     140,000  5.400%, 11/01/09                                                            NR/NR*           142,279

              Santa Clara Utah Storm Drain Revenue
     877,000  5.100%, 09/15/26                                                            NR/NR*           601,561

              Southern Utah Valley Power System
     210,000  5.250%, 09/15/13 National-re Insured                                        A2/AA            231,533
     225,000  5.250%, 09/15/14 National-re Insured                                        A2/AA            245,952
     235,000  5.250%, 09/15/15 National-re Insured                                        A2/AA            253,967
     185,000  5.125%, 09/15/21 National-re Insured                                        A2/AA            192,489

              Tacoma, Washington Solid Waste Utility Revenue
   1,000,000  5.000%, 12/01/23 Syncora Guarantee Inc. Insured                             A3/AA-         1,015,190

              Utah Assessed Municipal Power System
   1,000,000  5.000%, 04/01/21 FSA Insured                                               Aaa/AAA         1,037,330

              Washington, Utah Electric Revenue
     985,000  5.000%, 09/01/21 Syncora Guarantee Inc. Insured                             A3/NR          1,043,775

                                                                                                      -------------
              Total Utility                                                                             16,338,008
                                                                                                      -------------

              Water and Sewer (4.5%)
              ----------------------------------------------------------------------

              Eagle Mountain, Utah Water and Sewer
     690,000  4.750%, 11/15/25 National-re Insured                                       Baa1/AA           695,306

              Jacksonville, Florida Water and Sewer System Revenue
     160,000  4.625%, 10/01/22                                                           Aa3/AA-           156,619

              Mesquite, Texas Waterworks & Sewer
     225,000  4.500%, 03/01/24 FSA Insured                                               Aaa/AAA           226,076

              Murray City, Utah Sewer and Water
     440,000  5.000%, 10/01/19 AMBAC Insured                                              Aa3/NR           459,408

              Pleasant Grove, Utah Water Revenue
     450,000  4.300%, 12/01/20 National-re Insured                                        A2/AA            452,313

              Smithfield, Utah Water Revenue
      90,000  4.750%, 06/01/17                                                            NR/NR*            75,966
      94,000  4.800%, 06/01/18                                                            NR/NR*            77,827
      99,000  4.850%, 06/01/19                                                            NR/NR*            80,442
     103,000  4.900%, 06/01/20                                                            NR/NR*            82,446
     108,000  5.000%, 06/01/21                                                            NR/NR*            86,619
     126,000  5.050%, 06/01/22                                                            NR/NR*           100,086
     132,000  5.100%, 06/01/23                                                            NR/NR*           103,955
     139,000  5.150%, 06/01/24                                                            NR/NR*           108,638
     114,000  5.200%, 06/01/25                                                            NR/NR*            88,506
     120,000  5.250%, 06/01/26                                                            NR/NR*            92,626

              Upper Trinity Regional Water District, Texas
     205,000  4.500%, 08/01/20 AMBAC Insured                                              Aa3/AA           208,093

              Utah Water Finance Agency Revenue
     200,000  5.250%, 07/01/16 AMBAC Insured                                              Aa3/NR           216,120
     310,000  5.000%, 10/01/17 AMBAC Insured                                              Aa3/NR           327,469
     510,000  5.000%, 07/01/18 AMBAC Insured                                              Aa3/NR           535,383
     105,000  5.000%, 10/01/20 AMBAC Insured                                              Aa3/NR           108,670
     830,000  4.500%, 10/01/22 AMBAC Insured                                              Aa3/NR           834,764
     740,000  5.125%, 07/01/23 AMBAC Insured                                              Aa3/NR           756,902
     870,000  4.500%, 10/01/23 AMBAC Insured                                              Aa3/NR           864,502
   2,570,000  5.000%, 10/01/25 AMBAC Insured                                              Aa3/NR         2,597,833
   1,400,000  4.500%, 10/01/28 AMBAC Insured                                              Aa3/NR         1,296,344

                                                                                                      -------------
              Total Water and Sewer                                                                     10,632,913
                                                                                                      -------------

              Total Revenue Bonds                                                                      201,297,440
                                                                                                      -------------

              Total Investments (cost $250,605,039-note b)                                      98.8%  232,691,426


              Other assets less liabilities                                                       1.2    2,865,792
                                                                                     ------------------------------

              Net Assets                                                                       100.0% $235,557,218
                                                                                     ==============================


                                                                 Percent of
              Portfolio Distribution By Quality Rating           Portfolio +
              ----------------------------------------          ------------


              Aaa of Moody's or AAA of S&P                         13.4  %

              Aa of Moody's or AA of S&P                           36.3

              A of Moody's or S&P                                  9.5

              Baa of Moody's or BBB of S&P                         3.2

              Not rated*                                          37.6
                                                                   -----

                                                                  100.0  %
                                                                  =====

              + Calculated using the highest rating of the two rating services.

              * Any security not rated (NR) by any of the approved credit rating services has been determined by the Investment Manager to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

Note: National Public Finance Guarantee Corporation (National-re) is the new name for MBIA Inc.'s U.S. public finance platform.

                            PORTFOLIO ABBREVIATIONS:

                            AMBAC - American Municipal Bond Assurance Corp. AMT- Alternative Minimum Tax
                            COP -Certificates of Participation
                            FGIC- Financial Guaranty Insurance Co.
                            FSA - Financial Security Assurance
                            LOC - Letter of Credit
                            MBIA- Municipal Bond Investors Assurance
                            National-re- National Public Finance Guarantee
                             Corporation
                            National-re- FGIC-Reinsured FGIC bonds
                            NR - Not Rated

                            See accompanying notes to
                             financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                             TAX-FREE FUND FOR UTAH
                                   (unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $250,564,850 amounted to $17,873,424, which consisted of aggregate gross unrealized appreciation of $1,450,223 and aggregate gross unrealized depreciation of $19,323,647.

(c) Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective July 1, 2008. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund's investments in their entirety are assigned levels based upon the observability.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund's investments, used to value the Fund's net assets as of March 31, 2009:

                                                            Investments in
 Valuation Inputs                                             Securities


 Level 1 - Quoted Prices                                    $            -
 Level 2 - Other Significant Observable Inputs              $  232,691,426
 Level 3 - Significant Unobservable Inputs                  $            -
                                                              -------------
 Total                                                      $  232,691,426
                                                           ================


Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).


                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE FUND FOR UTAH



By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      President and Trustee
      May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      President and Trustee
      May 28, 2009



By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	May 28, 2009